VARIABLE INTEREST ENTITIES - UNCONSOLIDATED (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Variable Interest Entity, Not Primary Beneficiary
Affiliate notes receivable	CAD 270	CAD 152
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity, Not Primary Beneficiary
Carrying Amount of Investment in VIE	1,515	1,431
Maximum Exposure to Loss	2,456	1,834
Vector Pipeline L.P.
Variable Interest Entity, Not Primary Beneficiary
Carrying Amount of Investment in VIE	159	159
Maximum Exposure to Loss	289	308
Aux Sable Liquids Products L.P.
Variable Interest Entity, Not Primary Beneficiary
Carrying Amount of Investment in VIE	158	175
Maximum Exposure to Loss	223	175
Rampion Offshore Wind Limited
Variable Interest Entity, Not Primary Beneficiary
Carrying Amount of Investment in VIE	345	201
Maximum Exposure to Loss	457	403
Eddystone Rail Company LLC
Variable Interest Entity, Not Primary Beneficiary
Carrying Amount of Investment in VIE	19	168
Maximum Exposure to Loss	25	220
Illinois Extension Pipeline Company L.L.C
Variable Interest Entity, Not Primary Beneficiary
Carrying Amount of Investment in VIE	759	713
Maximum Exposure to Loss	759	713
Eolien Maritime France SAS
Variable Interest Entity, Not Primary Beneficiary
Carrying Amount of Investment in VIE	58
Maximum Exposure to Loss	686
Affiliate notes receivable	136
Other
Variable Interest Entity, Not Primary Beneficiary
Carrying Amount of Investment in VIE	17	15
Maximum Exposure to Loss	CAD 17	CAD 15